Consolidated Condensed Statements of Changes in Shareholders’ Deficit (Unaudited) (Parentheticals) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Ordinary Shares | Class A
Sale of Private Placement Shares	509,000	509,000